Label	Element	Value
Reverse repurchase agreements - non-trading [member]
Disclosure of repurchase and reverse repurchase agreements [text block]	ifrs-full_DisclosureOfRepurchaseAndReverseRepurchaseAgreementsExplanatory

	30 June 2020	31 December 2019
	£m	£m
Agreements with banks	2,238	2,161
Agreements with customers	21,663	21,475
	23,901	23,636